Supplement to the Current Prospectus

MFS(R) Limited Maturity Fund

Effective January 1, 2008, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class R2, R3, R4, and R5 shares only:


Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                                                    All R
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a          N/A
percentage of offering price)............................
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of        N/A
original purchase price or redemption proceeds,
whichever is less).......................................
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                           R2        R3         R4        R5
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................  0.40%      0.40%     0.40%     0.40%
Distribution and/or Service
(12b-1) Fees(1)...................  0.50%      0.50%     0.25%      N/A
Other Expenses(2).................  0.25%      0.25%     0.25%     0.25%
                                    -----      -----     -----     -----
Total Annual Fund Operating
Expenses(2).......................  1.15%      1.15%     0.90%     0.65%
      Fee Reductions(3)........... (0.15)%    (0.25)%   (0.15)%   (0.15)%
                                   -------    -------   -------   -------
Net Expenses(2)...................  1.00%      0.90%     0.75%     0.50%

Effective January 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby restated as follows:

 For Class R1 shares only, "Other Expenses" also include an annual retirement plan administration and services fee equal to 0.35% paid by the fund from assets attributable to Class R1 shares to MFS for the provision by MFS, either directly or through other affiliated and/or unaffiliated entities, of various administrative, recordkeeping and communication/educational services.

Effective January 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class R2, R3, R4, and R5 shares only:

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

----------------------------------------------------------------------------
Share Class                              1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R2 Shares                                  $102     $335     $591    $1,327
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R3 Shares                                   $92     $325     $582    $1,318
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R4 Shares                                   $77     $256     $456    $1,035
----------------------------------------------------------------------------
----------------------------------------------------------------------------
R5 Shares                                   $51     $177     $320      $735
----------------------------------------------------------------------------

Effective January 1, 2008, the second paragraph under the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby restated as follows:

In addition, MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1 shares under a Master Class R Administration and Services Agreement. Under the Agreement, the fund pays an annual fee to MFS for these services equal to 0.35% of the average daily net assets attributable to Class R1 shares.


                 The date of this supplement is January 1, 2008.